Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Delaware Select Growth Fund))	0 Months Ended
Sep. 12, 2012
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.18%
5 Years	2.46%
10 years or lifetime	2.74%
Class A
Average Annual Return:
1 Year	1.25%
5 Years	4.14%
10 years or lifetime	3.82%
Class A | return after taxes on distributions
Average Annual Return:
1 Year	1.25%
5 Years	4.14%
10 years or lifetime	3.82%
Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.81%
5 Years	3.56%
10 years or lifetime	3.32%
Class B
Average Annual Return:
1 Year	2.64%
5 Years	4.23%
10 years or lifetime	3.80%
Class C
Average Annual Return:
1 Year	5.64%
5 Years	4.60%
10 years or lifetime	3.65%
Institutional Class
Average Annual Return:
1 Year	7.70%
5 Years	5.65%
10 years or lifetime	4.70%
Class R
Average Annual Return:
Label	(Lifetime: 6/2/03–12/31/11)
1 Year	7.17%
5 Years	5.12%
Lifetime	7.36%